Cover	Nov. 07, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 07, 2025
Entity Registrant Name	Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38183
Entity Tax Identification Number	81-5449572
Entity Address, Address Line One	10350 Richmond
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	935-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RNGR
Security Exchange Name	CHX
Amendment Flag	true
Entity Central Index Key	0001699039
Amendment Description	This Amendment No. 1 to the Company’s Current Report on Form 8-K amends Item 9.01 to update the unaudited pro forma financial information and related disclosures. No other items are amended.
Entity Emerging Growth Company	false